SHAREHOLDERS' EQUITY (Details) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (decrease) in equity
Balance	1,951,240	2,181,010
Balance, beginning of year (in shares)	199,000
Issued for cash:
Dividend Reinvestment Plan		19,200	52,400
Non-cash:
Balance	1,932,302	1,951,240	2,181,010
Balance, end of year (in shares)	203,000	199,000
Dividends
Cash dividends	170,653	277,948	388,904
Stock Dividend Plan	46,211	23,612
Dividends to shareholders	216,864	301,560	388,904
Cash dividends, dividend reinvestment plan		19,200	52,400
Dividend paid per common share (in dollars per share)	1.08	1.54	2.16
Share Capital
Increase (decrease) in equity
Balance	2,997,682	2,622,003	2,548,631
Balance, beginning of year (in shares)	198,684	181,159	178,649
Issued for cash:
Public offerings		330,618
Public offerings (in shares)		14,709
Dividend Reinvestment Plan		19,150	52,375
Dividend Reinvestment Plan (in shares)		955	1,928
Stock Option Plan	14,838	1,180	11,626
Stock Option Plan (in shares)	1,042	68	582
Non-cash:
Stock Dividend Plan	46,211	23,612
Stock Dividend Plan (in shares)	3,032	1,793
Stock Option Plan	3,108	1,119	9,371
Balance	3,061,839	2,997,682	2,622,003
Balance, end of year (in shares)	202,758	198,684	181,159
Dividends
Cash dividends, dividend reinvestment plan		19,150	52,375